UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: March 31, 2013

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	BTS Asset Management, Inc.
       Address: 420 Bedford St.
		Suite 340
             	Lexington, MA  02420


       Form 13F File Number: 028-15457

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Gary Shilman
       Title:	Chief Compliance Officer
       Phone:	(781) 863-2545

       Signature, Place, and Date of Signing:

                Gary Shilman        Lexington, MA      04/12/2013
                [Signature]         [City, State]        [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name

          28-
          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   0

       Form 13F Information Table Entry Total:	   3

       Form 13F Information Table Value Total:	   115,996
                                                 (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name

                28-	               NONE

          [Repeat as necessary.]


Column 1               Column  Column 3  Column 4 Column 5                   Column                   Column 7 Column 8
                       2                                                     6
                                         Value    Shares                     Investment                          Voting Authority
                                                                             Discretion
                                                                                     (b)      (c)     Other    (a)       (b)    (c)
                                                                                     Shared-  Shared-
NAME OF ISSUER         Title   CUSIP     (x$1000) or         SH/PRN Put/Call (a)     Defined) Other   Managers Sole      Shared None
                       of                         Principal                  Sole
                       Class                      Amount $)

iShares Iboxx $ High   ETF     464288513   53,390    565,862   SH               x                                565,862
Yield Corp Bond
SPDR Barclays High     ETF     78464A417   53,475  1,300,764   SH               x                              1,300,764
Yield Bond ETF
PIMCO Total Return ETF ETF     72201R775    9,131     83,173   SH               x                                 83,173